Finance costs (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Finance Costs

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Interest expense
Bank loans	170,476	171,840	158,720
Lease liabilities	—	14,349	13,442
Lease obligations payable	482	—	—
Less: Amounts capitalized in qualifying assets	(18,542)	(15,114)	(9,762)

	152,416	171,075	162,400
Finance expense	37,832	9,187	9,082

	190,248	180,262	171,482